Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry forward	$ 9,551,121	$ 8,758,337
Lease liability	376,379	277,142
Intangible assets	3,618,128	(3,665,013)
Capitalized research and development costs	974,819
Deferred tax assets	14,520,448	7,315,601
Deferred tax liabilities:
Fixed assets	(376,379)	(277,142)
Deferred tax liabilities	(376,379)	(277,142)
Total gross deferred tax assets	14,144,068	5,093,324
Less: Deferred tax asset valuation allowance	(14,144,068)	(5,093,324)
Total net deferred taxes